Organization and basis of financial statements (Details) - $ / shares		12 Months Ended
	Sep. 01, 2021	Mar. 31, 2022	Mar. 31, 2021	May 25, 2021
Related Party Transaction [Line Items]
Issuance of ordinary shares for acquisition of new subsidiary (In shares)	2,900,000
Jisen Information
Related Party Transaction [Line Items]
Issuance of ordinary shares for acquisition of new subsidiary (In shares)	2,900,000
Jisen Information
Related Party Transaction [Line Items]
Percentage of interest acquired				100.00%
Jisen Information | Jisen Information
Related Party Transaction [Line Items]
Percentage of interest acquired	100.00%
Issuance of ordinary shares for acquisition of new subsidiary (In shares)	2,900,000
Business Acquisition, Share Price	$ 1.60
Mr. Gao Xiaofeng [Member]
Related Party Transaction [Line Items]
Number of shares issued		7,740,000	7,740,000
Mr. Hua Lugang [Member]
Related Party Transaction [Line Items]
Number of shares issued		1,800,000	1,800,000